Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

July 31, 2016

Dates Covered
Collections Period	07/01/16 - 07/31/16
Interest Accrual Period	07/15/16 - 08/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/16	380,080,894.37	22,112
Yield Supplement Overcollateralization Amount 06/30/16	13,626,314.47	0
Receivables Balance 06/30/16	393,707,208.84	22,112
Principal Payments	14,996,628.28	482
Defaulted Receivables	907,945.94	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/16	12,887,026.60	0
Pool Balance at 07/31/16	364,915,608.02	21,580

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	50.16%

Prepayment ABS Speed	1.49%

Overcollateralization Target Amount	16,421,202.36
Actual Overcollateralization	16,421,202.36

Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	5.93%
Weighted Average Remaining Term	49.16

Delinquent Receivables:
Past Due 31-60 days	6,271,602.26	330
Past Due 61-90 days	1,924,619.57	100
Past Due 91-120 days	432,829.65	26
Past Due 121+ days	0.00	0
Total	8,629,051.48	456

Total 31+ Delinquent as % Ending Pool Balance	2.36%

Recoveries	472,057.54

Aggregate Net Losses/(Gains) - July 2016	435,888.40

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.33%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	0.83%
Third Prior Net Losses Ratio	1.02%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.88%

Flow of Funds	$ Amount

Collections	16,749,076.23
Advances	3,587.97
Investment Earnings on Cash Accounts	4,491.88
Servicing Fee	(328,089.34)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,429,066.74

Distributions of Available Funds
(1) Class A Interest	390,156.66
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,482,848.46
(7) Distribution to Certificateholders	1,530,884.62
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,429,066.74

Servicing Fee	328,089.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 07/15/16	362,977,254.12
Principal Paid	14,482,848.46
Note Balance @ 08/15/16	348,494,405.66

Class A-1
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-2a
Note Balance @ 07/15/16	29,878,627.06
Principal Paid	7,241,424.23
Note Balance @ 08/15/16	22,637,202.83
Note Factor @ 08/15/16	17.2803075%

Class A-2b
Note Balance @ 07/15/16	29,878,627.06
Principal Paid	7,241,424.23
Note Balance @ 08/15/16	22,637,202.83
Note Factor @ 08/15/16	17.2803075%

Class A-3
Note Balance @ 07/15/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	204,000,000.00
Note Factor @ 08/15/16	100.0000000%

Class A-4
Note Balance @ 07/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	84,410,000.00
Note Factor @ 08/15/16	100.0000000%

Class B
Note Balance @ 07/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	14,810,000.00
Note Factor @ 08/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	415,333.66
Total Principal Paid	14,482,848.46
Total Paid	14,898,182.12

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	19,670.10
Principal Paid	7,241,424.23
Total Paid to A-2a Holders	7,261,094.33

Class A-2b
One-Month Libor	0.48135%
Coupon	0.76135%
Interest Paid	19,588.64
Principal Paid	7,241,424.23
Total Paid to A-2b Holders	7,261,012.87

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5881080
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.5075592
Total Distribution Amount	21.0956672

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1501534
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.2780476
Total A-2a Distribution Amount	55.4282010

A-2b Interest Distribution Amount	0.1495316
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.2780476
Total A-2b Distribution Amount	55.4275792

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/16	82,242.64
Balance as of 07/31/16	85,830.61
Change	3,587.97

Reserve Account
Balance as of 07/15/16	1,806,189.65
Investment Earnings	458.98
Investment Earnings Paid	(458.98)
Deposit/(Withdrawal)	-
Balance as of 08/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65